Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.5%)
	Air Products and Chemicals Inc.	28,427	8,171
	Ecolab Inc.	32,121	7,114
	Freeport-McMoRan Inc.	188,284	6,982
	Newmont Corp.	103,148	5,665
	Dow Inc.	96,200	5,284
	International Flavors & Fragrances Inc.	32,069	4,559
	Fastenal Co.	73,783	4,366
	Nucor Corp.	37,808	4,018
	Albemarle Corp.	14,973	3,990
	LyondellBasell Industries NV Class A	33,844	2,949
	International Paper Co.	50,198	2,285
	Avery Dennison Corp.	10,580	2,170
	Celanese Corp. Class A	14,290	2,163
	Eastman Chemical Co.	17,465	1,821
	CF Industries Holdings Inc.	27,518	1,667
	FMC Corp.	16,609	1,664
	Mosaic Co.	47,700	1,632
	Steel Dynamics Inc.	24,995	1,495
	Reliance Steel & Aluminum Co.	8,075	1,200
*	Cleveland-Cliffs Inc.	58,276	1,186
	Alcoa Corp.	23,842	1,109
	Olin Corp.	18,629	1,013
	Huntsman Corp.	26,677	845
	Royal Gold Inc.	8,429	843
	Valvoline Inc.	23,396	797
	US Steel Corp.	34,165	772
	Scotts Miracle-Gro Co.	5,265	763
	Ashland Global Holdings Inc.	7,161	724
	Element Solutions Inc.	29,978	686
	Southern Copper Corp.	10,858	635
	Chemours Co.	21,332	634
*	Hexcel Corp.	10,747	552
*	Univar Solutions Inc.	21,237	550
	Timken Co.	8,342	549
	Westlake Chemical Corp.	4,234	393
	NewMarket Corp.	862	286
*	Sylvamo Corp.	4,563	138
			81,670
Consumer Discretionary (16.5%)
*	Amazon.com Inc.	55,855	195,887
*	Tesla Inc.	102,595	117,447
	Home Depot Inc.	136,838	54,819

		Shares	Market Value ($000)
*	Netflix Inc.	55,578	35,676
*	Walt Disney Co.	233,616	33,851
	Costco Wholesale Corp.	56,898	30,690
	NIKE Inc. Class B	159,414	26,979
	Walmart Inc.	184,606	25,961
	McDonald's Corp.	96,078	23,501
	Lowe's Cos. Inc.	91,029	22,265
	Starbucks Corp.	151,607	16,622
	Target Corp.	63,989	15,603
*	Booking Holdings Inc.	5,275	11,087
	TJX Cos. Inc.	155,259	10,775
*	General Motors Co.	176,913	10,238
	Estee Lauder Cos. Inc. Class A	29,444	9,777
	Ford Motor Co.	503,561	9,663
*	Uber Technologies Inc.	207,678	7,892
	Dollar General Corp.	30,408	6,729
*	Lululemon Athletica Inc.	14,667	6,665
*	Chipotle Mexican Grill Inc. Class A	3,604	5,923
	Activision Blizzard Inc.	99,369	5,823
*	Trade Desk Inc. Class A	55,215	5,710
	eBay Inc.	83,619	5,641
*	O'Reilly Automotive Inc.	8,763	5,592
*	Aptiv plc	34,732	5,569
*	Marriott International Inc. Class A	34,989	5,163
*	AutoZone Inc.	2,773	5,039
	Ross Stores Inc.	45,098	4,920
*	Hilton Worldwide Holdings Inc.	35,263	4,763
	Yum! Brands Inc.	38,319	4,707
	Electronic Arts Inc.	36,475	4,531
*	Etsy Inc.	16,313	4,479
*	Spotify Technology SA	17,580	4,193
	DR Horton Inc.	42,620	4,164
*	Dollar Tree Inc.	29,876	3,998
*	Copart Inc.	26,870	3,900
	Lennar Corp. Class A	36,083	3,791
	Best Buy Co. Inc.	32,203	3,441
*	Southwest Airlines Co.	75,967	3,373
	Tractor Supply Co.	14,714	3,315
*	Expedia Group Inc.	18,670	3,008
	VF Corp.	41,740	2,994
*	Delta Air Lines Inc.	82,294	2,979
*	CarMax Inc.	20,993	2,965
*	Carvana Co. Class A	9,957	2,792
	Pool Corp.	5,015	2,779
	Yum China Holdings Inc.	54,338	2,722
*	Ulta Beauty Inc.	6,854	2,632
	Garmin Ltd.	19,383	2,588
*	Burlington Stores Inc.	8,508	2,494
	Domino's Pizza Inc.	4,719	2,473
*	Take-Two Interactive Software Inc.	14,902	2,472
*	Wayfair Inc. Class A	9,638	2,389
*	Caesars Entertainment Inc.	26,302	2,369
	Bath & Body Works Inc.	31,400	2,359
	Genuine Parts Co.	18,186	2,323
	Darden Restaurants Inc.	16,739	2,309
	ViacomCBS Inc. Class B	74,612	2,309
*	NVR Inc.	415	2,169
	MGM Resorts International	51,609	2,043

		Shares	Market Value ($000)
	LKQ Corp.	35,063	1,960
*	Royal Caribbean Cruises Ltd.	28,035	1,957
*	Carnival Corp.	108,987	1,920
	Williams-Sonoma Inc.	9,568	1,864
	Omnicom Group Inc.	27,476	1,849
	Advance Auto Parts Inc.	8,367	1,847
*	Live Nation Entertainment Inc.	17,117	1,826
*	United Airlines Holdings Inc.	41,411	1,750
	Whirlpool Corp.	7,930	1,727
	Vail Resorts Inc.	5,108	1,694
	Interpublic Group of Cos. Inc.	50,637	1,681
	PulteGroup Inc.	33,455	1,674
*	Floor & Decor Holdings Inc. Class A	12,979	1,673
*	Peloton Interactive Inc. Class A	36,956	1,626
*,1	GameStop Corp. Class A	8,192	1,607
	Hasbro Inc.	16,310	1,581
*	Liberty Media Corp.-Liberty Formula One Class C	25,254	1,538
	Fox Corp. Class A	43,045	1,537
*	Las Vegas Sands Corp.	42,265	1,505
*	Lyft Inc. Class A	36,900	1,499
*	American Airlines Group Inc.	81,562	1,443
*	Deckers Outdoor Corp.	3,543	1,436
*	Five Below Inc.	7,053	1,435
	Tapestry Inc.	35,714	1,433
	Service Corp. International	20,868	1,381
*	SiteOne Landscape Supply Inc.	5,601	1,346
*	DraftKings Inc. Class A	38,916	1,345
	BorgWarner Inc. (XNYS)	30,452	1,318
	Lear Corp.	7,783	1,306
*	RH	2,194	1,279
*	Capri Holdings Ltd.	19,156	1,134
	Lithia Motors Inc. Class A	3,799	1,107
*	Wynn Resorts Ltd.	13,628	1,104
*	Penn National Gaming Inc.	21,007	1,076
*	Liberty Media Corp.- Liberty SiriusXM Class C	21,658	1,060
	Newell Brands Inc.	49,233	1,057
	Churchill Downs Inc.	4,681	1,050
	Gentex Corp.	30,483	1,050
	News Corp. Class A	47,478	1,026
	Kohl's Corp.	19,945	1,022
	New York Times Co. Class A	21,272	1,010
*	YETI Holdings Inc.	10,910	1,005
	Tempur Sealy International Inc.	23,288	998
	Aramark	29,536	986
	Rollins Inc.	29,321	976
	PVH Corp.	9,096	971
*	Bright Horizons Family Solutions Inc.	7,742	952
*	Mattel Inc.	44,827	951
	Dick's Sporting Goods Inc.	8,074	949
	Wyndham Hotels & Resorts Inc.	11,812	939
	Toll Brothers Inc.	14,632	929
*	Norwegian Cruise Line Holdings Ltd.	47,635	929
*	Discovery Inc. Class C	40,003	908
*	Planet Fitness Inc. Class A	10,820	884
	Nielsen Holdings plc	46,068	883
*	IAA Inc.	17,349	838
	Polaris Inc.	7,479	836
	Marriott Vacations Worldwide Corp.	5,297	809

		Shares	Market Value ($000)
	AMERCO	1,135	800
	Nexstar Media Group Inc. Class A	5,170	773
*	Alaska Air Group Inc.	15,880	771
*	Zynga Inc. Class A	127,703	770
*	QuantumScape Corp. Class A	26,151	754
*	Skechers USA Inc. Class A	16,753	753
*	AutoNation Inc.	5,876	728
	Harley-Davidson Inc.	19,837	727
	Hanesbrands Inc.	44,608	720
	Ralph Lauren Corp. Class A	6,168	716
	Thor Industries Inc.	6,738	712
[1]	Sirius XM Holdings Inc.	114,419	698
	Leggett & Platt Inc.	16,872	681
	Choice Hotels International Inc.	4,558	654
*	Boyd Gaming Corp.	10,475	614
*	Terminix Global Holdings Inc.	16,174	604
*	Under Armour Inc. Class A	24,811	585
	Fox Corp. Class B	17,349	583
	Carter's Inc.	5,456	551
*	JetBlue Airways Corp.	41,087	551
	Travel + Leisure Co.	10,870	535
	H&R Block Inc.	22,315	528
*	Victoria's Secret & Co.	9,712	527
*	Chegg Inc.	18,726	522
	Foot Locker Inc.	11,418	521
*	Ollie's Bargain Outlet Holdings Inc.	8,288	513
*	Discovery Inc. Class A	21,864	509
*	Under Armour Inc. Class C	25,293	508
*	Liberty Media Corp.- Liberty SiriusXM Class A	10,215	498
	Columbia Sportswear Co.	5,006	488
*	Hyatt Hotels Corp. Class A	6,119	482
	Wendy's Co.	22,969	473
	Gap Inc.	25,731	425
*	Grand Canyon Education Inc.	5,825	422
*	Coty Inc. Class A	43,177	420
*	Madison Square Garden Sports Corp.	2,412	416
	Penske Automotive Group Inc.	4,142	413
	News Corp. Class B	18,186	392
*	frontdoor Inc.	11,119	384
	Qurate Retail Inc. Series A	46,606	373
*	Leslie's Inc.	17,579	368
*	Six Flags Entertainment Corp.	9,723	356
*	TripAdvisor Inc.	13,001	336
*	Sabre Corp.	41,659	314
*	Nordstrom Inc.	14,077	298
*	Copa Holdings SA Class A	3,989	279
	World Wrestling Entertainment Inc. Class A	5,556	274
*	Playtika Holding Corp.	13,246	228
*	Driven Brands Holdings Inc.	7,341	227
*	Liberty Media Corp.- Liberty Formula One Class A	3,692	213
*	Figs Inc. Class A	4,829	161
*	Petco Health & Wellness Co. Inc. Class A	6,768	130
*	Rivian Automotive Inc. Class A	1,084	130
*	Mister Car Wash Inc.	5,115	82
	Lennar Corp. Class B	571	49
	ViacomCBS Inc. Class A	1,366	46
			923,391

		Shares	Market Value ($000)
Consumer Staples (4.5%)
	Procter & Gamble Co.	313,307	45,298
	PepsiCo Inc.	177,762	28,403
	Coca-Cola Co.	499,576	26,203
	Philip Morris International Inc.	200,361	17,219
	CVS Health Corp.	169,362	15,083
	Mondelez International Inc. Class A	179,287	10,567
	Altria Group Inc.	238,176	10,156
	Colgate-Palmolive Co.	107,325	8,052
	Kimberly-Clark Corp.	43,344	5,648
	General Mills Inc.	78,548	4,852
	Constellation Brands Inc. Class A	20,555	4,632
	Archer-Daniels-Midland Co.	71,752	4,464
	Sysco Corp.	62,746	4,395
	McKesson Corp.	19,913	4,316
	Corteva Inc.	94,495	4,252
	Walgreens Boots Alliance Inc.	92,358	4,138
*	Monster Beverage Corp.	47,870	4,011
	Kroger Co.	96,271	3,998
	Hershey Co.	18,844	3,345
	Keurig Dr Pepper Inc.	90,135	3,064
	Kraft Heinz Co.	89,301	3,001
	Tyson Foods Inc. Class A	37,021	2,923
	Church & Dwight Co. Inc.	31,333	2,801
	McCormick & Co. Inc.	31,872	2,735
	Clorox Co.	15,850	2,581
	AmerisourceBergen Corp. Class A	19,076	2,208
	Kellogg Co.	32,367	1,980
	Conagra Brands Inc.	59,624	1,821
	Brown-Forman Corp. Class B	25,404	1,787
	J M Smucker Co.	13,487	1,706
	Bunge Ltd.	17,682	1,531
	Hormel Foods Corp.	36,283	1,502
*	Darling Ingredients Inc.	20,678	1,396
	Molson Coors Beverage Co. Class B	23,090	1,026
	Campbell Soup Co.	25,322	1,021
	Lamb Weston Holdings Inc.	18,863	979
	Casey's General Stores Inc.	4,734	920
*	US Foods Holding Corp	28,014	880
	Ingredion Inc.	8,512	793
*	Post Holdings Inc.	7,661	740
	Albertsons Cos. Inc. Class A	19,546	688
	Flowers Foods Inc.	23,403	604
*	Freshpet Inc.	5,210	563
	Spectrum Brands Holdings Inc.	5,397	540
*	Boston Beer Co. Inc. Class A	1,187	536
*,1	Beyond Meat Inc.	7,323	515
*	Herbalife Nutrition Ltd.	13,689	511
*	Hain Celestial Group Inc.	11,878	468
*	Grocery Outlet Holding Corp.	11,051	320
	Brown-Forman Corp. Class A	3,721	244
	Reynolds Consumer Products Inc.	6,656	194
*	Pilgrim's Pride Corp.	6,754	190
	Seaboard Corp.	30	117
*	Olaplex Holdings Inc.	1,196	32
			251,949
Energy (2.7%)
	Exxon Mobil Corp.	544,849	32,604

		Shares	Market Value ($000)
	Chevron Corp.	248,863	28,089
	ConocoPhillips	173,672	12,180
	EOG Resources Inc.	75,020	6,527
	Schlumberger NV	179,984	5,162
	Marathon Petroleum Corp.	81,880	4,982
	Pioneer Natural Resources Co.	27,770	4,952
*	Enphase Energy Inc.	16,996	4,249
	Williams Cos. Inc.	156,517	4,193
	Phillips 66	56,338	3,897
	Kinder Morgan Inc.	250,595	3,874
	Devon Energy Corp.	86,934	3,656
	Valero Energy Corp.	52,589	3,520
	ONEOK Inc.	57,199	3,423
	Occidental Petroleum Corp.	108,753	3,225
	Cheniere Energy Inc.	30,026	3,147
	Hess Corp.	35,692	2,660
*	Plug Power Inc.	66,291	2,642
	Diamondback Energy Inc.	23,088	2,464
	Halliburton Co.	113,199	2,444
	Baker Hughes Co. Class A	95,288	2,224
	Coterra Energy Inc.	102,452	2,057
	Marathon Oil Corp.	100,862	1,562
	Targa Resources Corp.	28,704	1,482
*	First Solar Inc.	13,529	1,402
	APA Corp.	48,913	1,260
	Texas Pacific Land Corp.	739	893
*	EQT Corp.	38,844	755
	HollyFrontier Corp.	19,570	633
*	NOV Inc.	50,564	603
	DTE Midstream LLC	12,388	568
	Antero Midstream Corp.	42,972	417
*	Shoals Technologies Group Inc. Class A	13,194	371
	Continental Resources Inc.	8,230	365
*	ChargePoint Holdings Inc.	13,066	333
	New Fortress Energy Inc. Class A	3,370	84
			152,899
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	238,866	66,092
	JPMorgan Chase & Co.	381,955	60,666
	Bank of America Corp.	952,695	42,366
	Wells Fargo & Co.	532,261	25,431
	BlackRock Inc.	18,390	16,636
	Morgan Stanley	175,209	16,613
	Citigroup Inc.	260,641	16,603
	Goldman Sachs Group Inc.	42,463	16,178
	Charles Schwab Corp.	193,582	14,981
	S&P Global Inc.	30,959	14,109
	Blackstone Inc.	87,615	12,393
	PNC Financial Services Group Inc.	54,527	10,742
	Marsh & McLennan Cos. Inc.	65,313	10,713
	Truist Financial Corp.	172,670	10,241
	CME Group Inc.	46,115	10,169
	Chubb Ltd.	56,182	10,083
	US Bancorp	172,558	9,549
	Intercontinental Exchange Inc.	71,488	9,345
	Aon plc Class A (XNYS)	28,784	8,513
	Moody's Corp.	20,861	8,149
	Progressive Corp.	75,147	6,984

		Shares	Market Value ($000)
	MSCI Inc. Class A	10,313	6,492
	American International Group Inc.	110,463	5,810
	T Rowe Price Group Inc.	28,964	5,791
	Bank of New York Mellon Corp.	101,688	5,571
	MetLife Inc.	93,262	5,471
	KKR & Co. Inc.	71,548	5,327
	Prudential Financial Inc.	49,569	5,069
*	SVB Financial Group	7,279	5,039
	First Republic Bank	22,862	4,793
	Travelers Cos. Inc.	32,384	4,759
	Aflac Inc.	85,072	4,606
	Arthur J Gallagher & Co.	26,334	4,290
	Ameriprise Financial Inc.	14,632	4,237
	State Street Corp.	46,958	4,178
	Discover Financial Services	38,496	4,152
	Allstate Corp.	37,906	4,121
	Fifth Third Bancorp	88,283	3,721
	Willis Towers Watson plc	16,466	3,719
	Northern Trust Corp.	26,490	3,065
	Nasdaq Inc.	14,993	3,047
	Hartford Financial Services Group Inc.	44,558	2,945
	Regions Financial Corp.	123,374	2,807
	Huntington Bancshares Inc.	188,113	2,792
	KeyCorp	122,758	2,755
	Citizens Financial Group Inc.	54,540	2,578
	Broadridge Financial Solutions Inc.	14,843	2,502
	M&T Bank Corp.	16,474	2,415
	Principal Financial Group Inc.	34,212	2,346
	Raymond James Financial Inc.	23,795	2,339
	Signature Bank	7,644	2,311
	FactSet Research Systems Inc.	4,895	2,294
	Cincinnati Financial Corp.	19,281	2,196
	Ally Financial Inc.	46,559	2,134
*	Markel Corp.	1,742	2,081
*	Arch Capital Group Ltd.	49,031	1,980
	Brown & Brown Inc.	30,215	1,946
	Cboe Global Markets Inc.	13,572	1,750
	Fidelity National Financial Inc.	34,822	1,703
	MarketAxess Holdings Inc.	4,775	1,684
	Apollo Global Management Inc. Class A	23,327	1,651
	LPL Financial Holdings Inc.	10,180	1,604
	Lincoln National Corp.	24,086	1,598
	Equitable Holdings Inc.	47,698	1,501
	Loews Corp.	27,724	1,482
	Annaly Capital Management Inc.	177,373	1,437
	Ares Management Corp. Class A	17,556	1,425
	Western Alliance Bancorp	12,956	1,422
	Comerica Inc.	17,219	1,421
	East West Bancorp Inc.	18,143	1,397
	W R Berkley Corp.	17,515	1,342
	Everest Re Group Ltd.	5,159	1,323
	Zions Bancorp NA	20,555	1,297
	Tradeweb Markets Inc. Class A	13,420	1,288
*	Athene Holding Ltd. Class A	14,925	1,223
	Franklin Resources Inc.	37,398	1,212
*	Upstart Holdings Inc.	5,761	1,180
	American Financial Group Inc.	8,670	1,158
	Assurant Inc.	7,576	1,152

		Shares	Market Value ($000)
	First Horizon Corp.	71,210	1,149
	Carlyle Group Inc.	20,687	1,131
	Globe Life Inc.	12,899	1,116
*	Alleghany Corp.	1,709	1,106
	Jefferies Financial Group Inc.	28,122	1,057
	AGNC Investment Corp.	67,174	1,027
	First American Financial Corp.	13,576	1,007
	Invesco Ltd.	42,598	951
	Commerce Bancshares Inc.	13,560	947
	Morningstar Inc.	3,035	942
	People's United Financial Inc.	55,290	942
	Cullen/Frost Bankers Inc.	7,425	935
	Janus Henderson Group plc	21,701	927
	RenaissanceRe Holdings Ltd.	6,011	926
	Stifel Financial Corp.	12,985	922
	Pinnacle Financial Partners Inc.	9,646	920
	Voya Financial Inc.	14,583	906
	Affiliated Managers Group Inc.	5,295	901
	Starwood Property Trust Inc.	35,807	894
	Old Republic International Corp.	36,771	881
	Synovus Financial Corp.	18,853	854
	Prosperity Bancshares Inc.	11,678	832
	Reinsurance Group of America Inc.	8,712	827
	SEI Investments Co.	13,866	827
	Popular Inc.	10,069	784
	Interactive Brokers Group Inc. Class A	10,496	775
	Primerica Inc.	5,109	752
	OneMain Holdings Inc.	14,330	714
*	Credit Acceptance Corp.	1,128	705
	SLM Corp.	39,588	704
	New York Community Bancorp Inc.	58,624	702
	Bank OZK	15,464	691
	Evercore Inc. Class A	4,985	691
	PacWest Bancorp	14,866	665
	Wintrust Financial Corp.	7,404	648
	Webster Financial Corp.	11,764	634
	MGIC Investment Corp.	43,548	614
	Unum Group	26,588	614
	Erie Indemnity Co. Class A	3,284	610
	Sterling Bancorp	24,424	606
	First Citizens BancShares Inc. Class A	751	604
	New Residential Investment Corp.	54,164	576
	Hanover Insurance Group Inc.	4,613	562
	Lazard Ltd. Class A	12,943	552
	Umpqua Holdings Corp.	28,086	535
*	Brighthouse Financial Inc.	10,679	519
	FNB Corp.	42,532	496
	Axis Capital Holdings Ltd.	9,759	485
	First Hawaiian Inc.	16,637	437
	Assured Guaranty Ltd.	8,918	437
	Kemper Corp.	7,734	428
	Bank of Hawaii Corp.	5,240	418
	BOK Financial Corp.	4,029	416
	White Mountains Insurance Group Ltd.	378	379
	Virtu Financial Inc. Class A	11,795	332
	Santander Consumer USA Holdings Inc.	7,534	315
	Rocket Cos. Inc. Class A	17,255	267
*	Lemonade Inc.	4,887	242

		Shares	Market Value ($000)
	Mercury General Corp.	3,359	171
	CNA Financial Corp.	3,436	143
	TFS Financial Corp.	6,125	110
	UWM Holdings Corp.	13,292	92
*	Ardagh Metal Packaging SA	4,984	47
*	GoHealth Inc. Class A	5,803	21
			601,905
Health Care (12.0%)
	UnitedHealth Group Inc.	121,062	53,778
	Johnson & Johnson	339,005	52,861
	Pfizer Inc.	718,416	38,600
	Thermo Fisher Scientific Inc.	50,571	32,003
	Abbott Laboratories	223,514	28,111
	Eli Lilly & Co.	109,077	27,055
	Danaher Corp.	81,606	26,248
	AbbVie Inc.	227,365	26,211
	Merck & Co. Inc.	326,013	24,422
	Medtronic plc	172,763	18,434
	Bristol-Myers Squibb Co.	287,458	15,416
*	Moderna Inc.	43,531	15,342
*	Intuitive Surgical Inc.	45,587	14,786
	Amgen Inc.	73,103	14,539
	Zoetis Inc.	61,079	13,562
	Anthem Inc.	31,522	12,805
	Gilead Sciences Inc.	161,553	11,136
	Stryker Corp.	44,861	10,615
	Becton Dickinson and Co.	36,713	8,706
*	Edwards Lifesciences Corp.	79,497	8,531
	Cigna Corp.	42,982	8,248
*	Regeneron Pharmaceuticals Inc.	12,898	8,210
	HCA Healthcare Inc.	32,426	7,315
*	DexCom Inc.	12,401	6,977
	Humana Inc.	16,593	6,964
*	Boston Scientific Corp.	182,553	6,950
*	Illumina Inc.	18,781	6,861
*	IDEXX Laboratories Inc.	10,873	6,612
*	IQVIA Holdings Inc.	24,551	6,362
*	Vertex Pharmaceuticals Inc.	33,353	6,235
*	Align Technology Inc.	10,130	6,195
	Agilent Technologies Inc.	39,163	5,910
*	Centene Corp.	74,458	5,317
*	Veeva Systems Inc. Class A	17,634	4,983
	Baxter International Inc.	64,721	4,826
	ResMed Inc.	18,523	4,721
*	Biogen Inc.	19,093	4,501
	West Pharmaceutical Services Inc.	9,477	4,195
*	Laboratory Corp. of America Holdings	12,394	3,536
	Zimmer Biomet Holdings Inc.	26,902	3,217
*	Avantor Inc.	74,453	2,939
*	Horizon Therapeutics plc	28,163	2,922
*	Alnylam Pharmaceuticals Inc.	15,260	2,805
*	Seagen Inc.	17,191	2,751
*	Catalent Inc.	20,889	2,688
	Cerner Corp.	38,020	2,679
	PerkinElmer Inc.	14,334	2,611
*	Insulet Corp.	8,508	2,454
*	Hologic Inc.	32,250	2,410
	STERIS plc	10,964	2,396

		Shares	Market Value ($000)
	Bio-Techne Corp.	4,954	2,338
*	Charles River Laboratories International Inc.	6,376	2,333
	Cooper Cos. Inc.	6,196	2,333
	Quest Diagnostics Inc.	15,678	2,331
*	Molina Healthcare Inc.	7,369	2,101
*	Bio-Rad Laboratories Inc. Class A	2,737	2,062
*	Repligen Corp.	7,014	2,010
*	BioMarin Pharmaceutical Inc.	23,266	2,008
*	Novavax Inc.	9,446	1,971
*	Teladoc Health Inc.	19,451	1,969
	Viatris Inc.	156,129	1,922
*	Exact Sciences Corp.	21,831	1,864
*	ABIOMED Inc.	5,714	1,799
	Teleflex Inc.	6,022	1,791
*	Masimo Corp.	6,387	1,776
	Cardinal Health Inc.	37,041	1,712
	Royalty Pharma plc Class A	41,730	1,660
*	Elanco Animal Health Inc. (XNYS)	56,880	1,635
*	10X Genomics Inc. Class A	10,648	1,627
*	Incyte Corp.	23,862	1,616
*	QIAGEN NV	28,993	1,598
	DENTSPLY SIRONA Inc.	27,756	1,353
	Hill-Rom Holdings Inc.	8,608	1,339
*	Syneos Health Inc.	13,144	1,277
*	Henry Schein Inc.	17,919	1,273
*	Novocure Ltd.	13,061	1,223
*	Guardant Health Inc.	11,476	1,206
	Universal Health Services Inc. Class B	9,572	1,136
*	United Therapeutics Corp.	5,700	1,080
*	Penumbra Inc.	4,377	1,075
	Bruker Corp.	13,040	1,056
*	Tandem Diabetes Care Inc.	7,886	1,014
*	Neurocrine Biosciences Inc.	11,898	991
*	Natera Inc.	10,763	984
*	PPD Inc.	20,447	963
	Organon & Co.	32,326	945
	Chemed Corp.	2,002	932
*	Jazz Pharmaceuticals plc	7,619	913
*	Sarepta Therapeutics Inc.	10,613	858
*	DaVita Inc.	8,951	846
*	Envista Holdings Corp.	20,639	801
	Encompass Health Corp.	12,644	729
*	Quidel Corp.	4,857	717
*	Mirati Therapeutics Inc.	5,202	711
*	Exelixis Inc.	40,148	674
*	Acadia Healthcare Co. Inc.	11,488	645
	Perrigo Co. plc	17,202	631
*	Ultragenyx Pharmaceutical Inc.	8,203	617
*	Globus Medical Inc. Class A	9,727	609
*	Integra LifeSciences Holdings Corp.	9,258	592
*	Maravai LifeSciences Holdings Inc. Class A	12,881	592
*	Amedisys Inc.	4,136	578
*	ICU Medical Inc.	2,535	573
	Premier Inc. Class A	15,305	567
*	Ionis Pharmaceuticals Inc.	18,305	485
*	Oak Street Health Inc.	12,724	394
*	Adaptive Biotechnologies Corp.	13,760	359
*	Iovance Biotherapeutics Inc.	18,538	347

		Shares	Market Value ($000)
*,1	CureVac NV	6,776	327
*	Certara Inc.	11,528	310
*	Sotera Health Co.	12,432	265
*	Sage Therapeutics Inc.	6,558	255
*	Nektar Therapeutics Class A	22,467	253
*	agilon health Inc.	9,456	208
*	Signify Health Inc. Class A	7,889	107
			671,217
Industrials (12.5%)
	Visa Inc. Class A	217,820	42,207
	Mastercard Inc. Class A	112,602	35,461
	Accenture plc Class A	81,815	29,241
*	PayPal Holdings Inc.	151,218	27,959
	Union Pacific Corp.	83,887	19,767
	United Parcel Service Inc. Class B	93,142	18,477
	Honeywell International Inc.	89,401	18,080
	Raytheon Technologies Corp.	194,920	15,773
*	Boeing Co.	68,939	13,640
	Caterpillar Inc.	70,518	13,635
	General Electric Co.	140,567	13,352
	3M Co.	74,387	12,649
	American Express Co.	82,952	12,634
	Automatic Data Processing Inc.	54,715	12,633
	Deere & Co.	36,271	12,533
	Lockheed Martin Corp.	31,862	10,620
*	Square Inc. Class A	50,956	10,616
	Sherwin-Williams Co.	31,354	10,386
	CSX Corp.	291,252	10,095
	Illinois Tool Works Inc.	40,364	9,370
	Norfolk Southern Corp.	31,694	8,407
	Fidelity National Information Services Inc.	79,708	8,329
	Eaton Corp. plc	51,199	8,297
	Capital One Financial Corp.	56,972	8,006
*	Fiserv Inc.	76,966	7,429
	FedEx Corp.	31,572	7,273
	Johnson Controls International plc	92,052	6,882
	Northrop Grumman Corp.	19,413	6,771
	Emerson Electric Co.	76,744	6,741
	IHS Markit Ltd.	48,008	6,136
	Carrier Global Corp.	111,856	6,054
	General Dynamics Corp.	31,969	6,041
	Trane Technologies plc	30,719	5,734
	L3Harris Technologies Inc.	25,763	5,387
	Rockwell Automation Inc.	14,928	5,019
	Parker-Hannifin Corp.	16,552	5,000
	DuPont de Nemours Inc.	67,327	4,979
	Paychex Inc.	41,360	4,930
	Cintas Corp.	11,229	4,741
	PPG Industries Inc.	30,425	4,691
	Old Dominion Freight Line Inc.	13,124	4,661
*	Keysight Technologies Inc.	23,887	4,646
	Verisk Analytics Inc. Class A	20,450	4,599
	Global Payments Inc.	37,738	4,492
*	Mettler-Toledo International Inc.	2,955	4,474
	Otis Worldwide Corp.	55,342	4,449
	Equifax Inc.	15,617	4,352
*	Zebra Technologies Corp. Class A	6,850	4,033
	AMETEK Inc.	29,515	4,029

		Shares	Market Value ($000)
	Ball Corp.	41,404	3,869
	Cummins Inc.	18,430	3,866
*	TransDigm Group Inc.	6,661	3,850
	PACCAR Inc.	43,830	3,656
	Stanley Black & Decker Inc.	20,792	3,634
	Kansas City Southern	11,595	3,372
*	Generac Holdings Inc.	7,890	3,324
	Synchrony Financial	73,136	3,276
	Vulcan Materials Co.	17,017	3,261
	Martin Marietta Materials Inc.	8,007	3,231
*	United Rentals Inc.	9,253	3,134
	Fortive Corp.	42,087	3,109
	Ingersoll Rand Inc.	52,094	3,039
	Dover Corp.	18,477	3,027
	WW Grainger Inc.	5,996	2,887
*	Bill.Com Holdings Inc.	10,176	2,858
	Xylem Inc.	22,999	2,785
*	Trimble Inc.	32,186	2,764
	TransUnion	24,660	2,742
	Expeditors International of Washington Inc.	21,501	2,615
*	Waters Corp.	7,879	2,585
*	Teledyne Technologies Inc.	5,904	2,452
	Jacobs Engineering Group Inc.	16,637	2,372
	Amcor plc	197,148	2,232
	IDEX Corp.	9,684	2,175
*	FleetCor Technologies Inc.	10,440	2,162
	Masco Corp.	31,627	2,084
	Westinghouse Air Brake Technologies Corp.	23,369	2,074
	JB Hunt Transport Services Inc.	10,726	2,050
	Textron Inc.	28,785	2,038
	Quanta Services Inc.	17,812	2,027
*	Trex Co. Inc.	14,782	1,963
	Nordson Corp.	7,482	1,902
*	Builders FirstSource Inc.	26,129	1,814
	Fortune Brands Home & Security Inc.	17,832	1,793
	Crown Holdings Inc.	16,247	1,719
	Cognex Corp.	22,063	1,704
	CH Robinson Worldwide Inc.	16,996	1,616
	Packaging Corp. of America	12,093	1,579
	Robert Half International Inc.	14,105	1,568
	Graco Inc.	21,448	1,563
	Pentair plc	21,214	1,563
	Carlisle Cos. Inc.	6,634	1,494
	RPM International Inc.	16,406	1,494
	Westrock Co.	33,955	1,473
	Booz Allen Hamilton Holding Corp. Class A	17,197	1,444
	Jack Henry & Associates Inc.	9,409	1,427
	Snap-on Inc.	6,885	1,418
	Allegion plc	11,437	1,414
*	Axon Enterprise Inc.	8,374	1,413
	Howmet Aerospace Inc.	49,820	1,401
	Toro Co.	13,903	1,398
	Hubbell Inc. Class B	7,035	1,377
	Regal Rexnord Corp.	8,600	1,360
	A O Smith Corp.	17,200	1,360
	Lennox International Inc.	4,326	1,337
*	Fair Isaac Corp.	3,516	1,242
	Watsco Inc.	4,242	1,242

		Shares	Market Value ($000)
*	Middleby Corp.	7,077	1,236
*	Paylocity Holding Corp.	4,831	1,219
*	Mohawk Industries Inc.	7,240	1,215
*	Berry Global Group Inc.	17,547	1,212
	Sealed Air Corp.	19,457	1,209
	HEICO Corp. Class A	9,719	1,207
*	AECOM	17,490	1,206
*	GXO Logistics Inc.	12,382	1,189
	Knight-Swift Transportation Holdings Inc.	20,718	1,186
*	TopBuild Corp.	4,208	1,135
	Genpact Ltd.	23,317	1,125
	Owens Corning	13,226	1,122
*	Sensata Technologies Holding plc	19,852	1,106
	MKS Instruments Inc.	7,145	1,087
	ITT Inc.	11,064	1,046
	Lincoln Electric Holdings Inc.	7,435	1,003
	AptarGroup Inc.	8,380	1,002
	Oshkosh Corp.	8,832	950
	Advanced Drainage Systems Inc.	7,646	946
	Brunswick Corp.	10,038	943
	Donaldson Co. Inc.	16,413	926
	Littelfuse Inc.	3,083	920
	Acuity Brands Inc.	4,544	915
*	XPO Logistics Inc.	12,382	897
	Huntington Ingalls Industries Inc.	5,006	889
	AGCO Corp.	7,915	872
	HEICO Corp.	6,134	850
	Landstar System Inc.	4,996	842
	Western Union Co.	52,705	834
	Eagle Materials Inc.	5,341	824
*	Coherent Inc.	3,158	818
	Louisiana-Pacific Corp.	12,327	806
*	Axalta Coating Systems Ltd.	26,029	789
	Woodward Inc.	7,405	783
	nVent Electric plc	21,160	737
	Sonoco Products Co.	12,641	735
*	WEX Inc.	5,705	721
	Graphic Packaging Holding Co.	36,474	720
*	Colfax Corp.	15,142	703
	MDU Resources Group Inc.	25,269	688
	MSA Safety Inc.	4,753	681
	Vontier Corp.	21,537	679
	Curtiss-Wright Corp.	5,255	661
*	Euronet Worldwide Inc.	6,516	661
*	MasTec Inc.	7,131	657
	Armstrong World Industries Inc.	5,992	635
	Valmont Industries Inc.	2,647	633
*	FTI Consulting Inc.	4,230	618
	ManpowerGroup Inc.	6,896	618
	Crane Co.	6,329	611
	BWX Technologies Inc.	12,497	596
*	AZEK Co. Inc. Class A	14,535	570
	Ryder System Inc.	6,745	560
	Air Lease Corp. Class A	13,441	546
	Spirit AeroSystems Holdings Inc. Class A	13,437	509
	Flowserve Corp.	16,631	499
	Allison Transmission Holdings Inc.	13,754	476
	MSC Industrial Direct Co. Inc. Class A	5,863	461

		Shares	Market Value ($000)
	Alliance Data Systems Corp.	6,490	442
*	StoneCo. Ltd. Class A	28,303	442
	Silgan Holdings Inc.	10,360	430
*	Kirby Corp.	7,803	407
*	Virgin Galactic Holdings Inc.	22,718	363
*	Mercury Systems Inc.	6,900	338
*	Shift4 Payments Inc. Class A	5,492	286
*	Gates Industrial Corp. plc	13,537	217
*	Paysafe Ltd.	52,646	191
*	TuSimple Holdings Inc. Class A	4,559	182
	Schneider National Inc. Class B	7,262	179
	ADT Inc.	21,098	175
*	Hayward Holdings Inc.	4,868	119
*	Core & Main Inc. Class A	4,353	116
*	Diversey Holdings Ltd.	6,526	86
*	Loyalty Ventures Inc.	2,592	74
*	Legalzoom.com Inc.	2,365	43
	Ardagh Group SA	2,011	42
			698,754
Real Estate (3.2%)
	American Tower Corp.	58,056	15,239
	Prologis Inc.	94,791	14,290
	Crown Castle International Corp.	55,425	10,068
	Equinix Inc.	11,499	9,339
	Simon Property Group Inc.	41,934	6,409
	Public Storage	19,355	6,336
	Digital Realty Trust Inc.	36,082	6,052
	Realty Income Corp.	70,667	4,800
	SBA Communications Corp. Class A	13,930	4,789
	Welltower Inc.	54,320	4,325
	AvalonBay Communities Inc.	17,887	4,273
*	CBRE Group Inc. Class A	42,989	4,108
	Equity Residential	47,329	4,038
	Alexandria Real Estate Equities Inc.	19,805	3,962
*	CoStar Group Inc.	50,384	3,918
	Weyerhaeuser Co.	96,489	3,629
	Extra Space Storage Inc.	16,798	3,360
	Mid-America Apartment Communities Inc.	14,842	3,061
	Invitation Homes Inc.	74,155	2,999
	Essex Property Trust Inc.	8,337	2,830
	Duke Realty Corp.	48,074	2,804
	Sun Communities Inc.	14,730	2,778
	Ventas Inc.	50,639	2,376
	Healthpeak Properties Inc.	69,041	2,269
	Boston Properties Inc.	20,065	2,164
	UDR Inc.	38,083	2,160
	Camden Property Trust	12,502	2,065
	VICI Properties Inc.	75,619	2,057
	Equity LifeStyle Properties Inc.	22,260	1,810
	WP Carey Inc.	23,544	1,798
	Iron Mountain Inc.	36,992	1,681
	Kimco Realty Corp.	74,723	1,675
	Medical Properties Trust Inc.	75,903	1,616
*	Jones Lang LaSalle Inc.	6,514	1,530
	Regency Centers Corp.	21,792	1,511
	CubeSmart	27,527	1,484
	American Homes 4 Rent Class A	36,583	1,467
*	Host Hotels & Resorts Inc.	91,071	1,430

		Shares	Market Value ($000)
	CyrusOne Inc.	16,008	1,425
	Life Storage Inc.	10,086	1,333
	Gaming and Leisure Properties Inc.	28,290	1,276
	Rexford Industrial Realty Inc.	17,932	1,257
	Federal Realty Investment Trust	9,957	1,221
	Lamar Advertising Co. Class A	11,059	1,208
*	Zillow Group Inc. Class C	21,933	1,190
	Americold Realty Trust	33,686	1,100
	STORE Capital Corp.	31,566	1,040
	Apartment Income REIT Corp.	20,357	1,033
	First Industrial Realty Trust Inc.	16,542	999
	National Retail Properties Inc.	22,398	988
	Healthcare Trust of America Inc. Class A	28,425	965
	Kilroy Realty Corp.	14,823	957
	CoreSite Realty Corp.	5,530	946
	Vornado Realty Trust	22,634	909
*	Opendoor Technologies Inc.	57,353	908
	American Campus Communities Inc.	17,358	898
	Brixmor Property Group Inc.	38,545	877
	Omega Healthcare Investors Inc.	30,251	845
	Cousins Properties Inc.	19,342	730
	Douglas Emmett Inc.	21,817	715
	Rayonier Inc.	18,002	680
	Spirit Realty Capital Inc.	14,850	662
	SL Green Realty Corp.	8,721	605
	Highwoods Properties Inc.	13,154	568
*	Park Hotels & Resorts Inc.	30,148	502
	Hudson Pacific Properties Inc.	18,988	462
*	Howard Hughes Corp.	5,379	441
	JBG SMITH Properties	15,583	433
	EPR Properties	9,319	430
*	Zillow Group Inc. Class A	7,645	414
*	Orion Office REIT Inc.	7,069	126
			180,643
Technology (30.6%)
	Apple Inc.	2,020,369	333,967
	Microsoft Corp.	969,797	320,605
*	Alphabet Inc. Class A	38,701	109,831
*	Alphabet Inc. Class C	36,115	102,893
	NVIDIA Corp.	307,870	100,600
*	Meta Platforms Inc. Class A	307,985	99,929
*	Adobe Inc.	61,436	41,153
*	salesforce.com Inc.	118,930	33,890
	Broadcom Inc.	51,354	28,434
	QUALCOMM Inc.	145,134	26,205
	Intel Corp.	520,075	25,588
*	Advanced Micro Devices Inc.	155,751	24,666
	Texas Instruments Inc.	118,815	22,856
	Intuit Inc.	32,834	21,418
	Oracle Corp.	216,882	19,680
	Applied Materials Inc.	117,805	17,340
*	ServiceNow Inc.	25,364	16,428
	International Business Machines Corp.	114,984	13,465
	Lam Research Corp.	18,325	12,458
	Analog Devices Inc.	69,023	12,441
	Micron Technology Inc.	144,154	12,109
*	Snowflake Inc. Class A	25,173	8,563
	KLA Corp.	19,724	8,050

		Shares	Market Value ($000)
	NXP Semiconductors NV	34,072	7,610
	Marvell Technology Inc.	105,308	7,495
	Xilinx Inc.	31,628	7,225
*	Autodesk Inc.	28,336	7,203
*	Palo Alto Networks Inc.	12,265	6,708
*	Synopsys Inc.	19,501	6,650
*	Workday Inc. Class A	24,160	6,625
*	Atlassian Corp. plc Class A	17,536	6,599
*	Cadence Design Systems Inc.	35,371	6,277
	Roper Technologies Inc.	13,481	6,257
*	Cloudflare Inc. Class A	33,220	6,253
*	Twilio Inc. Class A	21,418	6,129
	Amphenol Corp. Class A	75,092	6,051
*	DocuSign Inc. Class A	24,536	6,045
*	Zoom Video Communications Inc. Class A	27,473	5,808
	Microchip Technology Inc.	69,219	5,775
*	Fortinet Inc.	17,243	5,727
*	Crowdstrike Holdings Inc. Class A	25,353	5,505
	HP Inc.	154,744	5,459
*	Datadog Inc. Class A	29,867	5,325
	Cognizant Technology Solutions Corp. Class A	67,826	5,289
*	HubSpot Inc.	5,736	4,628
*	Match Group Inc.	35,547	4,621
*	Twitter Inc.	100,368	4,410
*	ANSYS Inc.	11,200	4,385
*	Palantir Technologies Inc. Class A	209,053	4,317
*	EPAM Systems Inc.	6,922	4,212
*	MongoDB Inc. Class A	7,976	3,973
	Corning Inc.	97,339	3,610
*	Okta Inc.	16,003	3,444
*	Zscaler Inc.	9,899	3,435
	CDW Corp.	17,634	3,339
*	ON Semiconductor Corp.	54,172	3,328
*	DoorDash Inc. Class A	18,548	3,316
*	Unity Software Inc.	19,151	3,301
*	Gartner Inc.	10,475	3,271
	Teradyne Inc.	21,362	3,266
	Skyworks Solutions Inc.	21,252	3,223
	Monolithic Power Systems Inc.	5,755	3,185
*	VeriSign Inc.	12,637	3,032
	VMware Inc. Class A	25,674	2,997
*	Paycom Software Inc.	6,543	2,862
*	Pinterest Inc. Class A	70,989	2,844
*	Tyler Technologies Inc.	5,200	2,699
	NetApp Inc.	28,625	2,544
*	Splunk Inc.	21,026	2,544
	Entegris Inc.	17,350	2,534
	Hewlett Packard Enterprise Co.	167,249	2,400
*	Akamai Technologies Inc.	20,780	2,342
*	Western Digital Corp.	39,198	2,267
*	RingCentral Inc. Class A	10,349	2,235
	SS&C Technologies Holdings Inc.	28,665	2,188
*	Qorvo Inc.	14,250	2,084
*	Nuance Communications Inc.	36,685	2,036
*	Dell Technologies Inc. Class C	34,609	1,954
*	Coupa Software Inc.	9,360	1,841
*	Wolfspeed Inc.	14,889	1,826
*	Ceridian HCM Holding Inc.	16,508	1,806

		Shares	Market Value ($000)
*	F5 Inc.	7,737	1,761
	NortonLifeLock Inc.	70,215	1,745
	Leidos Holdings Inc.	18,020	1,584
*	Dynatrace Inc.	25,149	1,581
*	Zendesk Inc.	15,321	1,564
*	Avalara Inc.	10,910	1,524
*	GoDaddy Inc. Class A	21,626	1,517
*	PTC Inc.	13,553	1,485
*	Black Knight Inc.	19,646	1,404
*	Elastic NV	8,961	1,393
*	Globant SA	5,159	1,367
*	IAC/InterActiveCorp.	9,765	1,305
*	Clarivate plc	55,340	1,292
	Citrix Systems Inc.	15,836	1,274
*	Manhattan Associates Inc.	8,133	1,270
*	Aspen Technology Inc.	8,708	1,263
*	Guidewire Software Inc.	10,793	1,256
*	Five9 Inc.	8,540	1,215
	Amdocs Ltd.	16,742	1,169
*	Arrow Electronics Inc.	9,246	1,125
	Jabil Inc.	18,405	1,076
*	Pure Storage Inc. Class A	34,251	1,061
	Brooks Automation Inc.	9,325	1,055
*	Wix.com Ltd.	6,809	1,040
	Vertiv Holdings Co. Class A	38,710	993
*	Smartsheet Inc. Class A	15,353	983
*	DXC Technology Co.	32,263	968
*	Dropbox Inc. Class A	39,012	960
	Concentrix Corp.	5,473	909
	Bentley Systems Inc. Class B	17,760	852
*	Nutanix Inc. Class A	24,409	811
	Universal Display Corp.	5,561	795
*	IPG Photonics Corp.	4,703	772
*	Anaplan Inc.	17,947	768
*	CACI International Inc. Class A	2,958	767
*	New Relic Inc.	6,872	762
	National Instruments Corp.	16,807	698
	Dolby Laboratories Inc. Class A	8,281	691
*	Change Healthcare Inc.	31,722	643
*	NCR Corp.	16,442	640
	Science Applications International Corp.	7,570	635
	CDK Global Inc.	16,033	620
*	Teradata Corp.	14,048	610
*	Cirrus Logic Inc.	7,399	593
	Pegasystems Inc.	5,159	592
*	Everbridge Inc.	5,052	573
	TD SYNNEX Corp.	5,361	555
*	Fastly Inc. Class A	13,498	550
*	Mandiant Inc.	30,484	517
*	Alteryx Inc. Class A	7,397	492
	Avnet Inc.	12,635	458
*	nCino Inc.	7,134	443
	Switch Inc. Class A	14,533	397
*	Dun & Bradstreet Holdings Inc.	20,266	385
*	Kyndryl Holdings Inc.	22,848	361
*	Vimeo Inc.	18,251	352
*,1	Skillz Inc. Class A	37,632	350
	Xerox Holdings Corp.	18,346	338

		Shares	Market Value ($000)
*	Duck Creek Technologies Inc.	9,173	262
*	Jamf Holding Corp.	6,528	210
	McAfee Corp.Class A	8,110	210
*	Vroom Inc.	14,788	205
*	Allegro MicroSystems Inc.	5,755	180
*	C3.ai Inc. Class A	4,325	160
*	Paycor HCM Inc.	4,402	130
*	Procore Technologies Inc.	1,285	109
*	DoubleVerify Holdings Inc.	3,174	98
*	Datto Holding Corp.	2,698	63
	SolarWinds Corp.	4,390	63
*	N-Able Inc.	4,390	52
*	Toast Inc. Class A	30	1
			1,712,785
Telecommunications (2.7%)
	Cisco Systems Inc.	543,631	29,813
	Comcast Corp. Class A	586,771	29,327
	Verizon Communications Inc.	533,102	26,799
	AT&T Inc.	918,995	20,981
*	Charter Communications Inc. Class A	16,480	10,651
*	T-Mobile US Inc.	75,802	8,248
	Motorola Solutions Inc.	21,410	5,421
*	Arista Networks Inc.	30,994	3,845
*	Roku Inc.	15,006	3,415
*	Liberty Broadband Corp. Class C	19,849	3,074
	Lumen Technologies Inc.	140,672	1,736
	Juniper Networks Inc.	41,833	1,302
	Cable One Inc.	692	1,226
*	Ciena Corp.	19,783	1,192
*	DISH Network Corp. Class A	32,033	1,001
*	Lumentum Holdings Inc.	9,702	842
*	Altice USA Inc. Class A	27,116	429
*	ViaSat Inc.	9,075	402
*	Liberty Broadband Corp. Class A	1,882	285
*	CommScope Holding Co. Inc.	25,538	254
	Ubiquiti Inc.	819	245
			150,488
Utilities (2.5%)
	NextEra Energy Inc.	252,367	21,900
	Duke Energy Corp.	98,965	9,601
	Waste Management Inc.	54,220	8,711
	Southern Co.	136,035	8,312
	Dominion Energy Inc.	103,801	7,391
	Exelon Corp.	125,541	6,620
	American Electric Power Co. Inc.	64,425	5,222
	Sempra Energy (XNYS)	41,192	4,938
	Xcel Energy Inc.	69,321	4,418
	Public Service Enterprise Group Inc.	64,995	4,061
	American Water Works Co. Inc.	23,262	3,921
	Eversource Energy	44,218	3,638
	Republic Services Inc. Class A	26,993	3,570
	WEC Energy Group Inc.	40,688	3,537
	Consolidated Edison Inc.	45,545	3,536
	Edison International	48,050	3,137
	PPL Corp.	99,213	2,761
	DTE Energy Co.	24,729	2,679
	Ameren Corp.	32,613	2,661

		Shares	Market Value ($000)
	FirstEnergy Corp.	70,013	2,637
	Entergy Corp.	25,616	2,570
*	PG&E Corp.	193,098	2,294
	CMS Energy Corp.	37,267	2,193
	AES Corp.	85,041	1,988
	CenterPoint Energy Inc.	76,203	1,974
	Evergy Inc.	29,356	1,858
	Alliant Energy Corp.	32,239	1,766
	Atmos Energy Corp.	16,605	1,500
	Essential Utilities Inc.	28,977	1,370
	Vistra Corp.	61,715	1,227
	NiSource Inc.	49,692	1,218
*	Sunrun Inc.	25,465	1,172
	NRG Energy Inc.	31,332	1,129
	UGI Corp.	26,590	1,097
	Pinnacle West Capital Corp.	14,544	946
	OGE Energy Corp.	25,797	885
	IDACORP Inc.	6,469	677
*	Stericycle Inc.	11,886	671
*	Clean Harbors Inc.	6,525	662
	National Fuel Gas Co.	11,245	650
	Brookfield Renewable Corp. Class A	16,477	610
	Hawaiian Electric Industries Inc.	13,179	501
	Avangrid Inc.	7,224	366
			142,575
Total Common Stocks (Cost $3,345,463)			5,568,276
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.077% (Cost $21,335)	213,363	21,336
Total Investments (99.9%) (Cost $3,366,798)			5,589,612
Other Assets and Liabilities—Net (0.1%)			2,972
Net Assets (100%)			5,592,584
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,151,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,394,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	106	24,201	(640)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,568,234	42	—	5,568,276
Temporary Cash Investments	21,336	—	—	21,336
Total	5,589,570	42	—	5,589,612
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	640	—	—	640
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.